Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks total return.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 19 of the prospectus and in the sections "How to Buy Shares" beginning on page 58 and "Appendix A" in the Fund's Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 122% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	122.00%
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund mainly invests in a combination of commodity-linked derivatives and corporate and governmental fixed-income securities. Derivatives are investments whose value depends on (or is "derived" from) the value of an underlying security, asset, interest rate, index or currency. A commodity-linked derivative's value is generally linked to the price movement of a particular commodity, commodity index, or commodity option or futures contract. Some commodity-linked derivatives may be based on a multiple of those price movements.

Commodity-linked derivatives provide exposure to the commodities markets without investing directly in physical commodities. They include commodity-linked notes, swaps, futures and options that are linked to the price movements of a physical commodity such as heating oil, livestock, or agricultural products; a commodity index such as the Bloomberg Commodity Index; a commodity option or futures contract; or some other readily measurable variable that reflects changes in the value of particular commodities or commodities markets.

The Fund's commodity-linked investments are generally allocated to five different commodities "sectors" (energy, agriculture, precious metals, industrial metals and livestock) based on those sector weightings in the Bloomberg Commodity Index. The Bloomberg Commodity Index represents 22 commodities and five commodity sectors, which are currently weighted annually for diversification purposes so that no related group of commodities constitutes more than 33% of the index and no single commodity constitutes more than 15% or less than 2% of the index. The Fund is not an "index" fund, however, and its investment allocations and performance will usually differ from the weightings and performance of the Bloomberg Commodity Index. Under normal circumstances, the Fund will invest 25% or more of its total assets in investments linked to these sectors as a group. At times the Fund may emphasize investments in some industries or sectors more than others.

The Fund uses a team approach to construct a portfolio of fixed-income securities for liquidity purposes, for collateral management or to seek income. The Fund's fixed-income securities may be of any maturity and may include, but are not limited to, U.S. Government securities, repurchase agreements, money market securities and shares of affiliated money market funds.

The Fund can invest in investment-grade or below-investment-grade, high-yield debt securities (also referred to as "junk bonds"). Investment grade debt securities are rated in one of the top four rating categories by nationally recognized statistical rating organizations such as Moody's Investors Service or Standard & Poor's. The Fund may also invest in unrated securities, in which case the Fund's sub-adviser, OppenheimerFunds, Inc., (the "Sub-Adviser") may internally assign ratings to certain of those securities, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Sub-Adviser's credit analysis is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. The Fund may purchase up to 10% of its total assets in below-investment-grade securities.

The Fund may invest in other types of derivative instruments to seek to increase its investment returns or hedge against declines in the value of its other investments. Some of the other derivatives the Fund may invest in are forwards, options, futures and swaps relating to debt securities, interest rates or currencies. The Fund may invest in U.S. or foreign instruments.

The portfolio managers employ both quantitative and qualitative analytical methods to try to identify differences in quality and value between two commodities or contracts with the intent of identifying opportunities. The portfolio managers incorporate both fundamental and technical factors intended to identify mispricings for individual commodities or sectors and catalysts that may potentially eliminate those particular mispricings.

The portfolio managers also consider which instrument or form of investment seems best suited to provide the desired commodities exposure: investing in a commodity-linked note, a commodity futures contract, a swap, or an option on a futures contract. The Fund might enter into an investment directly or it can also invest up to 25% of its total assets indirectly through its wholly-owned and controlled subsidiary, as described below.

The Fund has established a Cayman Islands exempted company that is wholly-owned and controlled by the Fund (the "Subsidiary"). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange-traded funds related to gold or other special minerals ("Gold ETFs"). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are intended to provide the Fund with exposure to commodities market returns within the limitations of the federal tax requirements that apply to the Fund. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. The Fund's investment in the Subsidiary may vary based on the portfolio managers' use of different types of commodity-linked derivatives, fixed-income securities, Gold ETFs, and other investments. Since the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold certain of the investments described in this prospectus, the Fund may be considered to be investing indirectly in those investments through its Subsidiary. Therefore, references in this prospectus to investments by the Fund also may be deemed to include the Fund's indirect investments through the Subsidiary.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Management Risk. The alternative investment strategies, techniques and risk analyses that may be employed by the Sub-Adviser may not produce the desired results. The Sub-Adviser may be incorrect in its assessment of the value of securities or assessment of market or interest rate trends, which can result in losses to the Fund. This risk may be heightened with respect to the Fund, as compared to funds employing traditional investment strategies and techniques.

Risks of Derivative Investments. Derivatives may involve significant risks. Derivatives may be more volatile than other types of investments, may require the payment of premiums, may increase portfolio turnover, may be illiquid, and may not perform as expected. Derivatives are subject to counterparty risk and the Fund may lose money on a derivative investment if the issuer or counterparty fails to pay the amount due. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. As a result of these risks, the Fund could realize little or no income or lose money from its investment, or a hedge might be unsuccessful. In addition, under new rules enacted and currently being implemented under financial reform legislation, certain over-the-counter derivatives are (or soon will be) required to be executed on a regulated market and/or cleared through a clearinghouse. It is unclear how these regulatory changes will affect counterparty risk, and entering into a derivative transaction with a clearinghouse may entail further risks and costs.

Risks of Commodity-Linked Investments. Commodity-linked investments are considered speculative and have substantial risks, including the risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including for example agricultural, economic and regulatory developments. These risks may make commodity-linked investments more volatile than other types of investments.

Risks of Leverage. Certain derivatives and other investments of the Fund may involve leverage. Leverage may be created when an investment exposes the Fund to a risk of loss that exceeds the amount invested. Certain derivatives and other investments provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested.

Some derivatives and other leveraged investments have the potential for unlimited loss, regardless of the size of the initial investment. Because leverage can magnify the effects of changes in the value of the Fund and make the Fund's share price more volatile, a shareholder's investment in the Fund will tend to be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund's investments.

The Fund has limits on the leverage ratio of each commodity-linked note it buys and on its overall portfolio. The Fund is also subject to legal requirements designed to reduce the effects of any leverage created by the use of certain investments. Under these requirements, the Fund must earmark or segregate liquid assets or engage in other asset coverage measures with regard to the Fund's potential obligations with respect to those investments. The Fund, including the Subsidiary, will comply with these requirements.

Risks Of Investments In The Fund's Wholly-Owned Subsidiary. The Subsidiary is not registered under the Investment Company Act of 1940 and is not subject to its investor protections (except as otherwise noted in this prospectus). As an investor in the Subsidiary, the Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Fund and managed by the Manager and the Sub-Adviser. Therefore, the Fund's ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Fund or its shareholders.

Changes in the laws of the Cayman Islands (where the Subsidiary is organized) could prevent the Subsidiary from operating as described in this prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may be worth less than the amount the Fund paid for them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. Duration risk is the risk that longer-duration debt securities will be more volatile and more likely to decline in price in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Fund's income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer's credit rating, for any reason, can also reduce the market value of the issuer's securities. "Credit spread" is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Fund's lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause principal payments on a debt security to be repaid at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security's call date. Such a decision by the issuer could have the effect of lengthening the debt security's expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Fund may be required to reinvest the proceeds from a security's sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.

Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds at the prices at which they are carried on the Fund's books and could experience a loss. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds' prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by Fund shareholders-which may be triggered by general market turmoil or an increase in interest rates-could cause the Fund to sell its holdings at a loss or at undesirable prices.

Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities (also referred to as "junk" bonds), whether rated or unrated, may be subject to greater price fluctuations than investment-grade securities, increased credit risk and a greater risk that the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. The market for below-investment-grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Because the Fund can invest up to 10% of its assets in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities.

Risks of Foreign Investing. Foreign securities are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. As a result, the value of the Fund's net assets may change on days when you will not be able to purchase or redeem the Fund's shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to only limited or no regulatory oversight.

Risks of Developing and Emerging Markets . Risks of foreign investing may be greater for investments in developing or emerging market countries. Developing or emerging market countries may have less well-developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries' economies may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries' currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Eurozone Investment Risks. Certain of the regions in which the Fund invests, including the European Union (EU), currently experience significant financial difficulties. Following the recent global economic crisis, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets.

Who Is the Fund Designed For? The Fund is designed for aggressive investors seeking total return over the long term, mainly from commodity-linked derivatives. Those investors should be willing to assume the risks of potentially significant short-term share price fluctuations and losses because of the Fund's investments in commodity-linked instruments. The Fund is not designed for investors seeking current income or preservation of capital. Investors should consider buying shares of the Fund as part of an overall portfolio strategy that includes other asset classes, such as fixed-income and equity investments. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance. The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More recent performance information is available by calling the toll-free number on the back of this prospectus and on the Fund's website: https://www.oppenheimerfunds.com/fund/CommodityStrategyTotalReturnFund

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and taxes are not included and the returns would be lower if they were.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Sales charges and taxes are not included and the returns would be lower if they were. During the period shown, the highest return for a calendar quarter was 30.80% (2nd Qtr 08) and the lowest return for a calendar quarter was -52.35% (4th Qtr 08). For the period from January 1, 2014 to December 31, 2014 the cumulative return before sales charges and taxes was -22.48%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2014
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for each class of the Fund's shares. After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns, depending on your individual tax situation, may differ from those shown and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance (for Class A shares) from calendar year to calendar year and by showing how the Fund's average annual returns for the periods of time shown in the table compare with those of a broad measure of market performance.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.oppenheimerfunds.com/fund/CommodityStrategyTotalReturnFund
Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.01%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(5.53%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	(1.86%)
Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(10.70%)	[2]
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.16%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	716
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,066
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,484
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	716
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,066
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,439
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,484
Annual Return 2005	rr_AnnualReturn2005	26.38%
Annual Return 2006	rr_AnnualReturn2006	(13.08%)
Annual Return 2007	rr_AnnualReturn2007	30.23%
Annual Return 2008	rr_AnnualReturn2008	(54.57%)
Annual Return 2009	rr_AnnualReturn2009	9.97%
Annual Return 2010	rr_AnnualReturn2010	8.61%
Annual Return 2011	rr_AnnualReturn2011	(2.93%)
Annual Return 2012	rr_AnnualReturn2012	(1.80%)
Annual Return 2013	rr_AnnualReturn2013	(9.15%)
Annual Return 2014	rr_AnnualReturn2014	(22.48%)
Year to Date Return, Label	rr_YearToDateReturnLabel	For the period from January 1, 2014 to December 31, 2014 the cumulative return before sales charges and taxes was -22.48%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(22.48%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2014
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter was 30.80% (2nd Qtr 08)
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.80%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter was -52.35% (4th Qtr 08)
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(52.35%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	(26.94%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(7.23%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	(6.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1997
Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(26.94%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(7.71%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	(8.12%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.25%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(5.35%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	(4.52%)
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	1.16%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	727
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,054
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,508
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,458
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	227
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	754
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,308
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,458
1 Year	rr_AverageAnnualReturnYear01	(26.87%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(7.26%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	(6.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1997
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.16%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	327
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	754
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,308
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,820
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	227
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	754
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,308
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,820
1 Year	rr_AverageAnnualReturnYear01	(23.50%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(6.79%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	(7.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1997
Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.16%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	442
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	783
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,748
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	124
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	442
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	783
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,748
1 Year	rr_AverageAnnualReturnYear01	(22.26%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(5.80%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	(5.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 1997
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.16%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	0.07%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	379
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,520
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	104
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	379
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	676
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,520
1 Year	rr_AverageAnnualReturnYear01	(21.93%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(13.73%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2012
Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.16%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Other Expenses of the Fund	rr_Component1OtherExpensesOverAssets	0.26%
Other Expenses of the Subsidiary	rr_Component2OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	175
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	599
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,048
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,297
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	175
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	599
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,048
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,297
1 Year	rr_AverageAnnualReturnYear01	(23.38%)
5 Years (or life of class, if less)	rr_AverageAnnualReturnYear05	(6.35%)
10 Years (or life of class, if less)	rr_AverageAnnualReturnYear10	(6.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2001

[1]	Expenses have been restated to reflect current fees.
[2]	As of 04/30/2012.
[3]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund and the gross management fee for the Subsidiary during the Fund's most recent fiscal year.
[4]	After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in funds managed by the Manager or its affiliates. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue to be in effect for so long as the Fund invests in the Subsidiary and may not be terminated unless approved by the Fund's Board.